Equity Method Investments (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Gain on disposal of equity method investment	$ 88	$ 0	$ 88	$ 0
Proceeds from Sale of Equity Method Investments	$ 179	0	179	$ 0
Viewsil Microelectronics Kunshan Limited [Member]
Schedule of Equity Method Investments [Line Items]
Investor Level Goodwill		1,897	1,897
Equity In Losses Of Equity Method Investee		$ 1,266	$ 71